Carrying Amount and Estimated Fair Value of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial assets
Securities available for sale	$ 50,857	$ 43,931
Carrying Value
Financial assets
Cash and cash equivalents	46,447	44,258	32,487
Interest-bearing time deposits	1,941	3,435	4,827
Securities available for sale	50,857	43,931	43,175
Loans held for sale	3,651	633	1,770
Loans receivable, net	194,217	198,110	221,607
Federal Home Loan Bank stock	1,895	5,398	5,398
Interest receivable	1,094	1,047	1,116
Financial liabilities
Deposits	307,430	301,101	309,080
Federal Home Loan Bank advances	13,000	13,000	13,000
Other borrowings	1,300	1,300	1,500
Subordinated debentures	3,609	3,609	3,609
Interest payable	334	248	245
Fair Value
Financial assets
Cash and cash equivalents		44,258	32,487
Interest-bearing time deposits		3,435	4,827
Securities available for sale		43,931	43,175
Loans held for sale		633	1,770
Loans receivable, net		200,526	224,054
Federal Home Loan Bank stock		5,398	5,398
Interest receivable		1,047	1,116
Financial liabilities
Deposits		303,213	309,575
Federal Home Loan Bank advances		13,356	12,929
Other borrowings		1,300	1,500
Subordinated debentures		1,189	1,163
Interest payable		248	245
Fair Value | Level 1
Financial assets
Cash and cash equivalents	46,447
Interest-bearing time deposits	1,941
Securities available for sale	13
Fair Value | Level 2
Financial assets
Securities available for sale	50,844
Loans held for sale	3,651
Federal Home Loan Bank stock	1,895
Interest receivable	1,094
Financial liabilities
Deposits	308,767
Federal Home Loan Bank advances	13,239
Other borrowings	1,300
Interest payable	334
Fair Value | Level 3
Financial assets
Loans receivable, net	196,479
Financial liabilities
Subordinated debentures	$ 1,210